RELATED PARTY TRANSACTIONS AND BALANCES - Nature of relationships with related parties (Details)	Jun. 30, 2023
EJAM Group
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	6.80%
Pubang Hong Kong
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	20.40%
Anruitai | Mr. Sheng Gong
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	10.00%
Anruitai | Ms. Wenxiu Zhong
RELATED PARTY TRANSACTIONS AND BALANCES
Ownership interest held	90.00%